SCHEDULE OF COMPOSITION OF INVENTORY (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 29,084	$ 25,117
Work-in-progress	5,215,105	4,484,021
Finished goods	149,437	525,800
Total	$ 5,393,626	$ 5,034,938